S000082200 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
iShares LifePath Target Date 2030 ETF | iShares LifePath Target Date 2030 ETF
Prospectus [Line Items]
Annual Return [Percent]	9.79%